Litigation And Contingencies	12 Months Ended
Dec. 31, 2011
Litigation And Contingencies [Abstract]
Litigation And Contingencies

14. Litigation and contingencies

There are various lawsuits, claims, investigations and proceedings that have been brought or asserted against the company, which arise in the ordinary course of business, including actions with respect to commercial and government contracts, labor and employment, employee benefits, environmental matters, intellectual property, and non-income tax and employment compensation in Brazil. The company records a provision for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any provisions are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information and events pertinent to a particular matter.

The company believes that it has valid defenses with respect to legal matters pending against it. Based on its experience, the company also believes that the damage amounts claimed in the lawsuits disclosed below are not a meaningful indicator of the company's potential liability. Litigation is inherently unpredictable, however, and it is possible that the company's results of operations or cash flow could be materially affected in any particular period by the resolution of one or more of the legal matters pending against it.

The company had a competitively awarded contract with the Transportation Security Administration (TSA) that provided for the establishment of secure information technology environments in airports. The Civil Division of the Department of Justice, working with the Inspector General's Office of the Department of Homeland Security, is reviewing issues relating to labor categorization and overtime on the TSA contract. The Civil Division is also reviewing issues relating to cyber intrusion protection under the TSA and follow-on contracts. The company is working cooperatively with TSA and the Civil Division. The company has commenced preliminary settlement discussions with these government agencies regarding labor categorization and overtime. The company cannot now predict the duration or outcome of these discussions.

The company has contracts with the General Services Administration (GSA), known as Multiple Award Schedule Contracts, under which various U.S. governmental agencies can purchase products and services from the company. Auditors from the GSA's Office of Inspector General have been reviewing the company's compliance with the disclosure and pricing provisions under one of these contracts, and whether the company has potentially overcharged the government under the contract. Separately, the company has made a voluntary disclosure about this matter to the responsible GSA contracting officer. The company has provided pricing and other information to the GSA auditors and is working cooperatively with them. The company cannot predict the outcome at this time.

In April 2007, the Ministry of Justice of Belgium sued Unisys Belgium SA-NV, a Unisys subsidiary (Unisys Belgium), in the Court of First Instance of Brussels. The Belgian government had engaged the company to design and develop software for a computerized system to be used to manage the Belgian court system. The Belgian State terminated the contract and in its lawsuit has alleged that the termination was justified because Unisys Belgium failed to deliver satisfactory software in a timely manner. It claims damages of approximately 28 million Euros. Unisys Belgium has filed its defense and counterclaim in the amount of approximately 18.5 million Euros. The company believes it has valid defenses to the claims and contends that the Belgian State's termination of the contract was unjustified.

In December 2007, Lufthansa AG sued Unisys Deutschland GmbH, a Unisys subsidiary (Unisys Germany), in the District Court of Frankfurt, Germany, for allegedly failing to perform properly its obligations during the initial phase of a 2004 software design and development contract relating to a Lufthansa customer loyalty program. Under the contract, either party was free to withdraw from the project at the conclusion of the initial design phase. Rather than withdraw, Lufthansa instead terminated the contract and failed to pay the balance owed to Unisys Germany for the initial phase. Lufthansa's lawsuit alleges that Unisys Germany breached the contract by failing to deliver a proper design for the new system and seeks approximately 21.4 million Euros in damages. The company believes it has valid defenses and has filed its defense and a counterclaim in the amount of approximately 1.5 million Euros. The litigation is proceeding.

The company's Brazilian operations, along with those of many other companies doing business in Brazil, are involved in various litigation matters, including numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax-related matters pertain to value added taxes, customs, duties, sales and other non-income related tax exposures. The labor-related matters include claims related to compensation matters. The company believes that appropriate accruals have been established for such matters based on information currently available. At December 31, 2011, excluding those matters that have been assessed by management as being remote as to the likelihood of ultimately resulting in a loss, the amount related to unreserved tax-related matters, inclusive of any related interest, is estimated to be up to approximately $140 million. At December 31, 2011, the amount related to unreserved labor-related matters cannot be estimated.

Litigation is inherently unpredictable and unfavorable resolutions could occur. Accordingly, it is possible that an adverse outcome from such matters could exceed the amounts accrued in an amount that could be material to the company's financial condition, results of operations and cash flows in any particular reporting period.

Notwithstanding that the ultimate results of the lawsuits, claims, investigations and proceedings that have been brought or asserted against the company are not currently determinable, the company believes that at December 31, 2011, it has adequate provisions for any such matters.